Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years
Finance lease right-of-use asset	4 Years

Schedule of Disaggregate the Revenue	The following table disaggregates the Company’s revenue by revenue type:
	For the Years Ended December 31,
	2023	2022	2021
	US$	US$	US$
Consulting services	$800,000	$-	$-
Software development and post-contract maintenance	24,098	676,049	-
Placement agent services	45,837	372,677	-
Market data services	-	20,619	107,184
Commissions	-	-	390,569
Fund management services	-	-	69,078
Other revenue	-	4,006	1,789
Total revenues	$869,935	$1,073,351	$568,620

Schedule of Disaggregate the Company's Revenue Geographic Area	The following table disaggregates the Company’s revenue by geographic area:
	For the Years Ended December 31,
	2023	2022	2021
	US$	US$	US$

China	$824,098	$696,668	$176,262
United States	45,837	376,683	392,358
Total revenues	$869,935	$1,073,351	$568,620

Schedule of Earnings Per Share, Basic and Diluted
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net loss from continuing operations for basic and diluted net loss per share of common stock	$(4,391,980)	$(5,664,379)	$(7,117,307)
Net income from discontinued operations for basic and diluted net income per share of common stock	$53,267,761	$19,003	$66,552
Weighted average common stock outstanding – basic and diluted *	105,243,671	3,497,109	2,450,447
Net loss per common share from continuing operations - basic and diluted*	$(0.04)	$(1.62)	$(2.90)
Net income per common share from discontinued operations - diluted and diluted*	$0.51	$0.01	$0.02

*	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.